Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details Narrative) - USD ($)		1 Months Ended
	Jun. 10, 2021	Jul. 22, 2021	Jun. 30, 2022
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	5,000,000
Share Price	$ 10
Sale of Stock, Consideration Received on Transaction	$ 50,000,000
Sale of Stock, Price Per Share			$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		91,196
Sale of Stock, Price Per Share		$ 10.00
Over-Allotment Option [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		911,960
Sale of Stock, Price Per Share		$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		1,824
Share Price	$ 10.00
Sale of Stock, Consideration Received on Transaction		$ 930,200
Sale of Stock, Price Per Share	$ 10.00	$ 10.00
Sale of stock	205,000
Gross proceeds	2,050,000
Sale Of Units In IPO AggragatePurchasePrice		$ 18,240